RECLAMATION OBLIGATIONS (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 32,957	$ 32,803
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 23,275	$ 22,810